FOREIGN EXCHANGE	12 Months Ended
Dec. 31, 2020
FOREIGN EXCHANGE
FOREIGN EXCHANGE

12) FOREIGN EXCHANGE

($ thousands)	2020	2019	2018
Realized:
Foreign exchange (gain)/loss	$554	$(87)	$523
Translation of U.S. dollar cash held in Canada (gain)/loss	(1,147)	8,794	(19,630)
Unrealized:
Translation of U.S. dollar debt and working capital (gain)/loss	1,931	(34,085)	58,628
Foreign exchange (gain)/loss	$1,338	$(25,378)	$39,521